Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Schedule of Operating Leases [Line Items]
2013	¥ 18,733
2014	13,776
2015	10,667
2016	7,928
2017	9,559
After five years	41,069
Total minimum lease payments	¥ 101,732